Retail | Vanguard Developed Markets Index Fund
Fund Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard Developed Markets Index Fund - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		none	none
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard Developed Markets Index Fund	Investor Shares	Admiral Shares
Management Fees	0.13%	0.05%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.02%
Total Annual Fund Operating Expenses	0.17%	0.07%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - Vanguard Developed Markets Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	17	55	96	217
Admiral Shares	7	23	40	90

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index, a market-capitalization-weighted index that is made up of approximately 3,700 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Significant investments in Japan and the United Kingdom (U.K.) subject the Index and the Fund to proportionately higher exposure to Japanese and U.K. country risk.

• Investment style risk, which is the chance that returns from non-U.S. small- and mid-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Developed ex US Index reflects performance of the MSCI EAFE Index through May 28, 2013; the FTSE Developed ex North America Index through December 20, 2015; the FTSE Developed All Cap ex US Transition Index through May 31, 2016; and the FTSE Developed All Cap ex US Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Developed Markets Index Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009), and the lowest return for a quarter was –20.03% (quarter ended September 30, 2011).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Retail - Vanguard Developed Markets Index Fund - Admiral Shares		1 Year	5 Years	10 Years
Before Taxes		2.45%	6.90%	1.03%
Return After Taxes on Distributions		1.68%	6.22%	0.58%
Return After Taxes on Distributions and Sale of Fund Shares		1.95%	5.47%	0.95%
FTSE Developed All Cap ex US Index	[1]	3.10%	6.50%	1.37%
FTSE Developed ex North America Index	[1]	1.67%	6.78%	1.23%
Spliced Developed ex US Index	[1]	2.29%	6.92%	0.93%
FTSE Developed All Cap ex US Fair Value Index	[1],[2]
[1]	Comparative Indexes (reflect no deduction for fees or expenses)
[2]	Index returns for the period from June 1, 2016, through December 31, 2016, were 2.56%.

Average Annual Total Returns - Retail - Vanguard Developed Markets Index Fund - Investor Shares		1 Year	Since Inception	Inception Date
Before Taxes		2.36%	(0.20%)	Dec. 19, 2013
FTSE Developed All Cap ex US Index	[1]	3.10%	(0.04%)	Dec. 19, 2013
FTSE Developed ex North America Index	[1]	1.67%	(0.15%)	Dec. 19, 2013
Spliced Developed ex US Index	[1]	2.29%	0.05%	Dec. 19, 2013
FTSE Developed All Cap ex US Fair Value Index	[1],[2]			Dec. 19, 2013
[1]	Comparative Indexes (reflect no deduction for fees or expenses)
[2]	Index returns for the period from June 1, 2016, through December 31, 2016, were 2.56%.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Admiral Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.